Schedule of Investments (Unaudited)
March 31, 2020
Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

	Principal Amount	Fair Value
Mortgage Backed Securities - 12.7%(1)
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd
2.800%, 02/15/2035(2)(3)	$2,000,000	$1,748,144
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd
3.100%, 02/15/2035(2)	1,000,000	861,346
Credit Suisse Commercial Mortgage Securities Corp 2019-SLKZ
2.000%, 01/15/2034(2)(3)	360,000	338,007
DBCG 2017-BBG Mortgage Trust
1.400%, 06/15/2034(2)(3)	1,110,000	1,023,934
FREMF 2014-KF04 Mortgage Trust
4.800%, 06/25/2021(2)	1,766,197	1,719,771
FREMF 2020-KF74 Mortgage Trust
3.700%, 01/25/2027(2)	1,999,911	1,667,591
FREMF 2020-KI05 Mortgage Trust
3.200%, 07/25/2024(2)	2,046,000	1,822,172
Global SC Finance II SRL
3.000%, 04/17/2028(2)	1,541,667	1,507,009
GS Mortgage Securities Corp Trust 2016-RENT
4.100%, 02/10/2029(2)	500,000	494,590
Harley Marine Financing LLC
5.700%, 05/15/2043(2)	939,473	841,151
MF1 2019-FL2 Ltd
2.900%, 12/25/2034(2)(3)	2,000,000	1,627,365
Orec 2018-CRE1 Ltd
1.900%, 06/15/2036(2)(3)	2,600,000	2,316,788
Oxford Finance Funding 2020-1 LLC
3.100%, 02/15/2028(2)	1,000,000	965,779
TGIF Funding LLC 2017-1A
6.200%, 04/30/2047(2)	1,890,000	1,721,683
XCALI 2020-2 Mortgage Trust
4.100%, 02/07/2023(2)	2,000,000	2,038,634
BTH Mortgage Backed Securities Trust Series 2018-13
4.200%, 08/18/2021(2)(3)	2,000,000	2,013,904
FREMF Mortgage Trust Series 2019-KG02
3.800%, 08/25/2029(2)(3)	2,104,000	1,620,320
Monticello FDG BTH-33
4.400%, 08/21/2022(2)	5,000,000	5,125,145
Xcal 2019-IL-1 Mortgage Trust A
4.400%, 11/06/2021(2)(3)	2,000,000	2,010,148
		31,463,480
Total Mortgage Backed Securities (Cost $33,694,858)

Municipal Bonds - 76.4%(1)
Arizona - 18.8%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	21,660,000	19,663,814
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	3,095,000	2,833,627
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,482,302
La Paz County Industrial Development Authority
(Obligor: Pioneer Academy)
7.750%, 01/01/2026(2)(3)	19,435,000	18,483,851
		46,463,594
Florida - 17.3%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	7,342,500
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
8.500%, 11/15/2025(2)	550,000	489,500
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
8.250%, 11/15/2025(2)	8,425,000	6,655,750
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
8.500%, 11/15/2025(2)	485,000	383,150
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
8.500%, 07/01/2049(2)	15,925,000	15,975,960
Florida Development Finance Corp.
(Obligor: San Jose Schools)
7.150%, 02/15/2030	12,930,000	12,000,980
		42,847,840
Massachusetts - 0.1%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	347,140

Pennsylvania - 11.6%(1)
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054	5,490,000	5,272,431
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054(2)	24,405,000	23,437,830
		28,710,261
Texas - 1.9%(1)
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	4,702,700

Virginia - 0.1%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	296,806

Wisconsin - 26.6%(1)
Public Finance Authority
(Obligor: Fort Collings Montessori)
7.250%, 12/01/2029	6,155,000	5,728,089
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
10.000%, 01/01/2029(2)	1,610,000	1,292,025
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
10.000%, 01/01/2029(2)	29,000	23,273
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
10.000%, 01/01/2024	1,630,000	1,308,075
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024	70,000	56,175
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
10.000%, 01/01/2024(2)	1,065,000	854,663
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024(2)	80,000	64,200
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
10.000%, 01/01/2024(2)	2,030,000	1,629,075
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024(2)	65,000	52,163
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
10.000%, 01/01/2024(2)	1,185,000	950,963
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024(2)	75,000	60,188
Public Finance Authority
(Obligor: Reidsville House - Series B)
12.500%, 01/01/2029	55,000	55,568
Public Finance Authority
(Obligor: Lakeview Village - Series B)
12.500%, 01/01/2022	50,000	50,516
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
10.000%, 01/01/2024	1,055,000	846,638
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024	80,000	64,200
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
10.000%, 01/01/2024(2)	1,255,000	1,007,138
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024(2)	75,000	60,188
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
10.000%, 01/01/2024	1,020,000	818,550
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024(2)	80,000	64,200
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
10.000%, 01/01/2029(2)	1,955,000	1,568,888
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029(2)	65,000	52,163
Public Finance Authority
(Obligor: New Summit Academy)
7.500%, 08/01/2029(2)(3)	9,420,000	8,872,886
Public Finance Authority
(Obligor: Reidsville House - Series A)
12.500%, 01/01/2029	1,860,000	1,778,830
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
8.500%, 01/01/2029(2)	4,040,000	3,318,375
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
8.500%, 01/01/2029(2)	105,000	86,245
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 10/01/2029	4,560,000	4,545,408
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 10/01/2029	400,000	375,932
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 06/01/2029(2)(3)	10,520,000	10,344,842
Public Finance Authority
(Obligor: Montage Senior Living)
8.000%, 02/01/2024	5,060,000	4,642,145
Public Finance Authority
(Obligor: Montage Senior Living)
8.000%, 02/01/2024	5,520,000	5,064,158
Public Finance Authority
(Obligor: Montage Senior Living)
8.000%, 02/01/2024	10,980,000	10,073,272
		65,709,026

Total Municipal Bonds (Cost $199,869,510)		189,077,367

Short Term Investments - 11.2%(1)

Arizona - 0.8%(1)
Arizona Health Facilities Authority
(Obligor: Common Spirit Health Oblig Group)
Weekly VRDN and Put, 5.000%, 07/01/2035(3)	2,000,000	2,000,000

Illinois - 0.6%(1)
Illinois Health Facilities Authority
(Obligor: NorthShore University HealthSystem)
Weekly VRDN and Put, 4.090%, 08/15/2035(3)	1,500,000	1,500,000
University of Illinois
Weekly VRDN and Put, 4.000%, 10/01/2026(3)	100,000	100,000
		1,600,000
Indiana - 0.7%(1)
Indiana Finance Authority
(Obligor: Ascension Health Credit Group)
Weekly VRDN and Put, 4.250%, 11/15/2036(3)	1,750,000	1,750,000

Kentucky - 0.5%(1)
Louisville & Jefferson County Kentucky Variable Revenue Bonds
(Obligor: Norton Healthcare Obligated Group)
Weekly VRDN and Put, 4.600%, 10/01/2039(3)	1,300,000	1,300,000

Maryland - 1.1%(1)
Maryland State Health & Higher Educational Variable Revenue Bonds
(Obligor: University of Maryland Medical System Obligated Group)
Weekly VRDN and Put, 4.000%, 07/01/2034(3)	2,750,000	2,750,000

Minnesota - 1.0%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 4.900%, 11/15/2048(3)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 4.880%, 11/15/2047(3)	1,250,000	1,250,000
		2,550,000
New York - 0.1%(1)
New York City Housing Development Corp.
Weekly VRDN and Put, 2.950%, 04/15/2035(3)	200,000	200,000

North Carolina - 0.1%(1)
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put, 4.820%, 02/01/2029(3)	200,000	200,000

Ohio - 0.1%(1)
The Ohio State University
Weekly VRDN and Put, 4.730%, 12/01/2031(3)	100,000	100,000

Texas - 1.8%(1)
Red River Education Finance Corp.
(Obligor: Texas Christian University)
Weekly VRDN and Put, 4.970%, 03/01/2030(3)	900,000	900,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 4.850%, 07/01/2047(3)	1,220,000	1,220,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 4.300%, 11/15/2047(3)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 5.040%, 11/15/2051(3)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 4.700%, 08/01/2033(3)	600,000	600,000
		4,575,000
Utah - 1.2%(1)
Murray City Utah Hospital Revenue
(Obligor: IHC Health Services Inc Obligated Group)
Weekly VRDN and Put, 4.000%, 05/15/2036(3)	3,000,000	3,000,000

Virginia - 1.6%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 3.900%, 02/15/2038(3)	150,000	150,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 3.900%, 02/15/2038(3)	2,550,000	2,550,000
Norfolk Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 4.750%, 11/01/2034(3)	1,155,000	1,155,000
		3,855,000
Washington - 0.1%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 4.930%, 10/01/2042(3)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 4.930%, 10/01/2042(3)	200,000	200,000
		300,000
Money Market Funds - 1.5%(1)
First American Government Obligations Fund
0.450%, 12/01/2031(4)	3,649,253	3,649,253

Total Short Term Investments (Cost $27,829,254)		27,829,253

Total Investments - 100.3%(1) (Cost $261,393,622)		248,370,100
Other Liabilities in Excess of Assets, Net - (0.3)%(1)		(746,834)
Total Net Assets - 100.0%(1)		$247,623,266

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.  As of March 31, 2020, the value of these investments were $167,215,936 or 67.5% of total net assets.

(3)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.  Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates.  The rate shown is the rate in effect as of March 31, 2020.

(4)	Seven-day yield as of March 31, 2020.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Mortgage backed securities and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors.  The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$-	$31,463,480	$-	$31,463,480
Municipal Bonds	-	189,077,367	-	189,077,367
Short Term Investments	3,649,253	24,180,000	-	27,829,253
Total Investments	$3,649,253	$ 244,720,847	$-	$ 248,370,100

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2020, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.